  As filed with the Securities and Exchange Commission on December 29, 2004.
                                                            File No. 333-110548
                                                                      811-07329

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

         Pre-Effective Amendment No.                                         [ ]
                                     -------
         Post-Effective Amendment No.   4                                    [X]
                                     -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]

         Amendment No.   55                                                  [X]
                       ------

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT VL I
                           (Exact Name of Registrant)

                   Hartford Life and Annuity Insurance Company
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                   Hartford Life and Annuity Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

           immediately upon filing pursuant to paragraph (b) of Rule 485
     -----
       X   on January 28, 2005 pursuant to paragraph (b) of Rule 485
     -----
           60 days after filing pursuant to paragraph (a)(1) of Rule 485
     -----
           on            pursuant to paragraph (a)(1) of Rule 485
     -----
       X   this post-effective amendment designates a new effective date for a
     ----- previously filed post-effective amendment.

This Post-Effective Amendment No. 4 to the Registration Statement of Hartford Life and Annuity Insurance Company is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 3 filed on October 29, 2004. Since no other changes are intended to be made to that filing by means of this filing, Parts A and B of Post-Effective Amendment
No. 3 are herein incorporated by reference.

                                     PART C

                                OTHER INFORMATION

Item 27. Exhibits

      (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

      (b)     Not Applicable.

      (c)     Principal Underwriting Agreement.(2)

      (d)     Form of Flexible Premium Variable Life Insurance Policy.(3)

      (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(1)

      (f)     Certificate of Incorporation of Hartford and Bylaws of
              Hartford.(4)

      (g)     Contracts of Reinsurance.(5)

      (h)     Form of Participation Agreement.(5)

      (i)     Not Applicable.

      (j)     Not Applicable.

      (k) Opinion and consent of Christopher M. Grinnell, Counsel and Assistant Vice President.

      (l)     Not Applicable.

      (m)     Not Applicable.

      (n)(1)  To be filed by Amendment.

      (n)(2)  Consent of Arthur Andersen, LLP.(6)

      (o)     Financial Statements to be filed by Amendment.

      (p)     Not Applicable.

      (q)     Memorandum describing transfer and redemption procedures.(2)

      (r)     Power of Attorney.

      (s)     Organizational Chart.(7)

--------

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, on January 23, 1996.

(2) Incorporated by reference to the Initial Submission to the Registration Statement on Form S-6, File No. 333-07471, on July 2, 1996.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-110548, on February 12, 2004.

(4) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(5) Incorporated by reference to the Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 333-07471, on April 14, 1999.

(6) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2000 and December 31, 2001 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

(7) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-101923, filed on April 5, 2004.

Item 28.  Officers and Directors.

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
Brian S. Becker                              Senior Vice President and Secretary
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President and Deputy Chief Financial Officer
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo, Jr.                   Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President and Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Marianne O'Doherty                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Executive Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

----------
*    Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

         See Item 27(s).

Item 30:  Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

         (a)  involved a knowing and culpable violation of law by the director;

         (b) enabled the director or an associate to receive an improper personal gain;

         (c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

         (d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

         (e) created liability under section 33-757 relating to unlawful distributions.

         The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

         Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

         (a) HESCO acts as principal underwriter for the following investment companies:

              Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate
                Account
              Hartford Life Insurance Company - ICMG Registered Variable Life
                Separate Account A
              Hartford Life and Annuity Insurance Company - Separate
                Account VL I
              Hartford Life and Annuity Insurance Company - Separate
                Account VL II
              Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

         (b)  Directors and Officers of HESCO

                                                     POSITIONS AND OFFICES
                  NAME                                 WITH UNDERWRITER
                  ----                               ---------------------
              Brian S. Becker                  Senior Vice President and Secretary
              David A. Carlson                 Senior Vice President & Deputy Chief
                                               Financial Officer
              Timothy M. Fitch                 Senior Vice President and Actuary
              George R. Jay                    Chief Broker-Dealer Compliance Officer
              Michael L. Kalen                 Executive Vice President, Director
              Joseph F. Mahoney                Vice President
              Thomas M. Marra                  President and Chief Executive Officer,
                                               Director
              John C. Walters                  Executive Vice President

         Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34. Representation of Reasonableness of Fees

         Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 29th day of December, 2004.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL I
    (Registrant)

By: Thomas M. Marra                                  *By: /s/ Michael Stobart
    -------------------------------------------           ----------------------
    Thomas M. Marra, President, Chief Executive               Michael Stobart
    Officer and Chairman of the Board*                        Attorney-In-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
    (Depositor)

By: Thomas M. Marra
    -------------------------------------------
    Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Brian S. Becker, Senior Vice President and Secretary
Michael L. Kalen, Executive Vice President, Director*
Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President &
    Chief Accounting Officer*
John C. Walters, Executive Vice President, Director*  *By: /s/ Michael Stobart
Lizabeth H. Zlatkus, Executive Vice President and          --------------------
    Chief Financial Officer, Director*                         Michael Stobart
David M. Znamierowski, Executive Vice President &              Attorney-in-Fact
    Chief Investment Officer, Director*               Date: December 29, 2004



333-110548

                                  EXHIBIT INDEX


1.1 Opinion and Consent of Christopher M. Grinnell, Counsel and Assistant Vice President.

1.3  Copy of Power of Attorney.